UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Fund

(Exact name of Registrant as specified in charter)

818 A1A Hwy, Suite 301

Ponte Vedra Beach, Florida 32082

(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

818 A1A Hwy, Suite 301

Ponte Vedra Beach, Florida 32082

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 889-8981

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

FORM N-Q

Item 1. Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS — 13.9%
	ADVERTISING — 0.2%
47,413	National CineMedia, Inc.	$388,787

	APPAREL — 0.2%
538	Kering	274,220

	BANKS — 0.3%
3,970	Bank of New York Mellon Corp.	179,484
57,471	Mitsubishi UFJ Financial Group, Inc., ADR	291,952
		471,436
	BEVERAGES — 0.6%
11,939	Molson Coors Brewing Co. - Class B	686,492
1,938	Pernod Ricard SA	345,219
		1,031,711
	BIOTECHNOLOGY — 0.5%
1,043	CSL Ltd.	164,388
2,270	Regeneron Pharmaceuticals, Inc.(a)	629,698
		794,086
	BUILDING MATERIALS — 0.5%
15,837	CRH PLC, ADR	544,159
4,422	LafargeHolcim, Ltd.(a)	217,819
		761,978
	CHEMICALS — 0.2%
700	FMC Corp.	61,376
1,730	PPG Industries, Inc.	205,022
		266,398
	COMMERCIAL SERVICES — 0.6%
15,046	McMillan Shakespeare, Ltd.	165,813
2,657	S&P Global, Inc.	650,912
977	Wirecard AG	156,301
		973,026
	COSMETICS/PERSONAL CARE — 0.7%
9,240	Procter & Gamble Co.	1,149,271

	DISTRIBUTION/WHOLESALE — 0.4%
27,674	Inchcape PLC	215,356
15,593	Triton International, Ltd.	527,667
		743,023
	DIVERSIFIED FINANCIAL SERVICES — 0.5%
7,985	LPL Financial Holdings, Inc.	653,972
46,619	Mitsubishi UFJ Lease & Finance Co., Ltd.	269,167
		923,139

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (CONTINUED)
	ELECTRIC — 0.3%
15,000	Clearway Energy, Inc. - Class A	$260,100
14,300	Clearway Energy, Inc. - Class C	260,975
		521,075
	ELECTRONICS — 0.0%
3,860	nVent Electric PLC	85,074

	ENERGY-ALTERNATE SOURCES — 0.3%
11,025	Siemens Gamesa Renewable Energy SA	149,636
27,642	TransAlta Renewables, Inc.	284,562
		434,198
	ENGINEERING & CONSTRUCTION — 0.1%
9,400	HomeServe PLC	137,380

	FOOD — 0.7%
14,933	Huon Aquaculture Group, Ltd.	47,336
975	JM Smucker Co.	107,269
4,030	Mondelez International, Inc. - Class A	222,940
7,920	Sysco Corp.	628,848
1,150	TreeHouse Foods, Inc.(a)	63,768
1,066	Tyson Foods, Inc. - Class A	91,825
		1,161,986
	HEALTHCARE-PRODUCTS — 0.4%
15,516	Boston Scientific Corp.(a)	631,346

	HEALTHCARE-SERVICES — 0.6%
14,479	Centene Corp.(a)	626,362
3,380	Fresenius SE & Co. KGaA	158,056
3,839	Ramsay Health Care Ltd.	167,961
		952,379
	HOLDING COMPANIES-DIVERSIFIED — 0.1%
14,694	Washington H Soul Pattinson & Co., Ltd.	208,414

	HOME FURNISHINGS — 0.2%
5,930	Sony Corp. - ADR	350,641

	INTERNET — 0.8%
546	Alphabet, Inc. - Class A(a)	666,742
3,536	Facebook, Inc. - Class A(a)	629,691
		1,296,433
	LODGING — 0.4%
46,483	Extended Stay America, Inc.	680,511

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (CONTINUED)
	MACHINERY-CONSTRUCTION & MINING — 0.3%
8,224	ABB, Ltd.	$161,726
22,255	Mitsubishi Electric Corp.	294,983
		456,709
	MACHINERY-DIVERSIFIED — 0.5%
1,025	AGCO Corp.	77,593
4,157	Cummins, Inc.	676,219
394	Deere & Co.	66,460
		820,272
	MEDIA — 0.2%
11,538	NTT DOCOMO, Inc.	293,908

	MINING — 0.2%
29,500	Endeavour Silver Corp.(a)	65,490
1,075	Rio Tinto PLC, ADR	55,997
2,810	Teck Resources Ltd.	45,606
39,053	Yamana Gold, Inc.	124,189
		291,282
	MISCELLANEOUS MANUFACTURING — 0.1%
17,040	General Electric Co.	152,338

	OIL & GAS — 0.2%
1,490	Ecopetrol S.A., ADR	25,374
68,500	QEP Resources, Inc.	253,450
475	Royal Dutch Shell PLC, Class A, ADR	27,954
		306,778
	PHARMACEUTICALS — 0.7%
6,220	Dechra Pharmaceuticals PLC	212,162
4,082	Johnson & Johnson	528,129
3,200	Novartis AG, ADR	278,080
2,491	UCB SA	180,858
		1,199,229
	PIPELINES — 0.5%
1,314	Buckeye Partners LP	53,992
2,000	CNX Midstream Partners LP	28,200
10,220	Enable Midstream Partners LP	122,947
13,850	Enbridge, Inc.	485,858
1,220	Enterprise Products Partners LP	34,868
1,716	Genesis Energy LP	36,842
888	Phillips 66 Partners LP	50,279
		812,986
	REAL ESTATE — 0.1%
2,000	Atenor	162,651

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (CONTINUED)
	REITS — 0.2%
41,123	VEREIT, Inc. - REIT	$402,183

	RETAIL — 0.5%
12,212	Walgreens Boots Alliance, Inc.	675,446
7,520	Wendy's Co.	150,249
		825,695
	SEMICONDUCTORS — 1.6%
2,363	Broadcom, Ltd.	652,354
7,946	Intel Corp.	409,457
2,716	NXP Semiconductors NV	296,370
8,840	Qorvo, Inc.(a)	655,398
32,990	Xperi Corp.	682,233
		2,695,812
	SOFTWARE — 0.2%
11,262	ICT Group NV	160,833
1,380	SAP SE	162,296
		323,129

	TOTAL COMMON STOCKS (Cost $22,591,473)	22,979,484

	EXCHANGE TRADED FUNDS — 7.6%
	DEBT FUNDS — 0.4%
15,720	Invesco International Corporate Bond	411,864
1,618	iShares iBoxx High Yield Corporate Bond	141,041
		552,905
	EQUITY FUNDS — 7.2%
44,389	Emerging Markets Internet and Ecommerce(a)	1,384,937
37,354	iShares MSCI Brazil	1,573,724
36,530	iShares MSCI India	1,226,312
28,850	iShares MSCI Indonesia	705,960
34,400	iShares MSCI Malaysia	958,040
36,756	iShares MSCI Taiwan	1,336,448
16,770	SPDR S&P China	1,513,660
51,512	VanEck Vectors Russia	1,174,989
29,000	WisdomTree Trust WisdomTree China ex-State-Owned Enterprises Fund	2,072,920
		11,946,990

	TOTAL EXCHANGE TRADED FUNDS (Cost $12,840,050)	12,499,895

	COMMODITY & NATURAL RESOURCE INVESTMENTS — 4.5%
—	Casillas Petroleum Resource Partners, LLC(b)(c)(d)(e)(f)	1,636,309
—	CM Funding, LLC(b)(c)(d)(e)(f)(g)	1,876,034
—	Kayne Anderson Energy Fund VII LP(b)(d)(e)	1,925,913

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMODITY & NATURAL RESOURCE INVESTMENTS (CONTINUED)
—	Thunder Investment Partners, LLC(b)(c)(d)(e)(f)(g)	$2,080,000
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $6,610,940)	7,518,256

	DIRECT REAL ESTATE — 6.0%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(b)(e)(g)	1,545,992
1,800,000	LaGrange Senior Living, LLC(b)(c)(e)(f)(g)	1,800,000
—	Polara Builder II, LLC(b)(c)(e)(f)(g)	5,063,402
—	RS17 Rexburg Preferred LLC(b)(c)(e)(f)	1,584,895
	TOTAL DIRECT REAL ESTATE (Cost $8,568,629)	9,994,289

	HEDGE FUNDS — 4.4%
—	Altegris Millennium Fund LP(b)(e)(h)	1,052,118
—	Condire Resource Partners LP(b)(e)(h)	211,979
—	CRC Bond Opportunity Trading Fund LP(b)(e)(h)	2,612,395
—	EJF Trust Preferred Fund LP(b)(e)(h)	816,623
—	Rosebrook Opportunities Fund LP(b)(e)(g)(h)	1,761,375
—	Tides Capital Gamma LP(b)(e)(g)(h)	770,833
	TOTAL HEDGE FUNDS (Cost $7,011,081)	7,225,323

	PRIVATE EQUITY — 35.7%
—	Abbott Secondary Opportunities LP(b)(e)(h)	1,281,967
159	Atlas Fintech Holdings Corp.(b)(c)(d)(e)(f)	1,828,500
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(b)(e)(h)	2,013,971
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(b)(c)(d)(e)(f)(g)	3,802,700
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(b)(c)(d)(e)(f)(g)	724,389
634,619	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(b)(c)(d)(e)(f)(g)	3,217,518
778,361	Clearsense, LLC - Class C Preferred Shares(b)(c)(d)(e)(f)(g)	3,430,005
—	Committed Advisors Secondary Fund III(b)(e)(h)	1,622,410
3,050,774	DSI Digital, LLC - Series A Convertible Preferred Units(b)(c)(d)(e)(f)(g)	11,584,614
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(b)(e)(h)	1,097,054
6,785,282	GigaPro, Inc.(b)(c)(d)(e)(f)	6,424,034
10	GPB Automotive Portfolio LP(b)(c)(e)(f)(h)	457,314
—	Gravity Ranch Fund I LP(b)(c)(e)(f)(h)	474,717
—	Greenspring Opportunities V, LP(b)(e)(h)	512,124
—	Level ATI HoldCo, LLC - Class A(b)(c)(d)(e)(f)(g)	2,894,496
—	Madryn Health Partners LP(b)(e)(h)	1,484,915
3,500,000	Metro Diner, LLC - Series B Units(b)(c)(d)(e)(f)	2,870,000
1,880,968	Metro Diner, LLC - Series II Common Units(b)(c)(d)(e)(f)	2,821,452
—	PineBridge Secondary Partners IV SLP(b)(e)(h)	1,145,022
—	Star Mountain Diversified Credit Income Fund III LP(b)(e)(h)	1,072,757
—	Star Mountain Diversified Small Business Access Fund II LP(b)(e)(h)	1,014,510
412,968	Tout, Inc. - New Preferred Shares(b)(c)(d)(e)(f)(g)	412,968
635,838	Waratek, Ltd. - Series B-1(b)(c)(d)(e)(f)(g)	2,828,103

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	PRIVATE EQUITY (CONTINUED)
756,826	Waratek, Ltd. - Series B-2(b)(c)(d)(e)(f)(g)	$3,622,006
—	WG Pitts Caribbean, LLC(b)(c)(d)(e)(f)(g)	426,036
	TOTAL PRIVATE EQUITY (Cost $45,078,805)	59,063,582

	PRIVATE EQUITY DEBT — 8.0%
$1,500,000	Atlas Fintech Holdings Corp. - Convertible Note, 8.00%, 6/20/2020(b)(c)(d)(e)(f)	1,500,000
906,326	GigaPro, Inc. - Secured Note, 8.00%, 8/7/2021(b)(c)(d)(e)(f)	906,326
1,111,111	Schweizer - RSG, LLC - Promissory Note, 12.09%, 1/22/2021(b)(c)(e)(f)	1,111,111
1,000,000	Sequin, Inc. - Convertible Note, 8.00%, 6/28/2022(b)(c)(d)(e)(f)	1,000,000
896,357	Tout, Inc. - Promissory Note, 8.00%, 8/7/2024(b)(c)(d)(e)(f)	896,357
4,763,592	Tout, Inc. - Promissory Note, 12.00%, 8/7/2024(b)(c)(d)(e)(f)	4,763,592
1,500,000	Waratek Ltd. - Promissory Note, 12.00%, 3/25/2021(b)(c)(d)(e)(f)	1,500,000
2,000,000	WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020(b)(c)(d)(e)(f)	1,573,960
	TOTAL PRIVATE EQUITY DEBT (Cost $10,299,338)	13,251,346

	PRIVATE REAL ESTATE INVESTMENTS — 10.4%
95,075	ARCTRUST, Inc.(b)(c)(e)(f)	1,361,478
2,000,000	Broadstone Net Lease, Inc.(b)(e)(h)	2,000,000
1,847,055	Carlyle Europe Realty Fund, S.C.Sp.(b)(e)(h)	1,813,290
157,812	Cottonwood Residential II, Inc.(b)(c)(e)(f)(h)	3,056,818
101,470	Cottonwood Residential, Inc.(b)(c)(e)(f)(h)	10,147
—	Cygnus Property Fund V, LLC(b)(e)(g)(h)	1,800,887
—	Harbert Seniors Housing Fund I LP(b)(e)(h)	1,417,581
—	Harbert Seniors Housing Fund II LP(b)(e)(h)	366,551
—	PCG Select Series I LLC - Series A Preferred Stock(b)(e)(h)	621,555
683	PRISA III Fund LP(b)(e)(h)	1,249,957
—	RRA Credit Opportunity Fund LP(b)(e)(g)(h)	1,700,864
56	Shopoff Land Fund III LP(b)(e)(h)	33,053
753,858	Stonehill Strategic Hotel Credit Opportunity Fund II LP(b)(d)(e)	1,005,789
—	Walton Street Real Estate Fund VIII LP(b)(d)(e)	694,495
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $16,374,646)	17,132,465

	PUBLIC REAL ESTATE INVESTMENTS — 0.3%
136,771	Highlands REIT, Inc.(b)(d)(e)	47,870
153,283	Inventrust Properties Corp.(b)(d)(e)	481,308
3,330	Phillips Edison Grocery Center(b)(c)(e)(f)	36,961
	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $407,014)	566,139

	REAL ESTATE LOANS — 4.6%
$1,887,571	Airport Center Development Partners, LLC, 10.50%, 4/5/2020(b)(c)(e)(f)	1,887,571
400,000	Dog Wood Park of Northeast Florida, LLC, 9.50%, 11/9/2019(b)(c)(e)(f)(i)	400,000

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	REAL ESTATE LOANS (CONTINUED)
1,741,602	GT Operating Company, Inc., 10.50%, 12/4/2020(b)(c)(e)(f)(i)	$1,741,602
400,000	Hauiki Hui, LLC, 9.50%, 1/1/2020(b)(c)(e)(f)	400,000
683,002	Park City (PCG), 10.50%, 12/12/2019(b)(c)(e)(f)	683,002
500,000	Saratoga Springs Partners, LLC, 9.50%, 1/1/2020(b)(c)(e)(f)(i)	500,000
2,000,000	Westgate at Powers, LLC, 10.50%, 12/21/2019(b)(c)(e)(f)	2,000,000
	TOTAL REAL ESTATE LOANS (Cost $7,274,764)	7,612,175

	WARRANTS — 0.7%
100	Atlas Fintech Holdings Corp., Excercise Price $13,000, Expiration Date,12/31/2021(a)(b)(c)(d)(e)(f)	253,805
44	Atlas Fintech Holdings Corp., Excercise Price $14,950, Expiration Date,12/31/2022(a)(b)(c)(d)(e)(f)	85,751
1,442	Schweizer RSG, LLC, Excercise Price $112.50, Expiration Date,1/22/2028(a)(b)(c)(e)(f)(g)	15,270
388,869	Waratek, Ltd., Excercise Price 0.01 Euro, Expiration Date,1/22/2028(b)(c)(d)(e)(f)(g)	821,573
	TOTAL WARRANTS (Cost $0)	1,176,399

	SHORT-TERM INVESTMENTS — 1.8%
2,932,824	Fidelity Institutional Government Portfolio - Institutional Class, 1.86%(j)	2,932,824
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,932,824)	2,932,824

	TOTAL INVESTMENTS — 97.9% (Cost $139,989,564)	161,952,177
	Other assets less liabilities — 2.1%	3,446,496

	TOTAL NET ASSETS — 100.0%	$165,398,673

ADR – American Depository Receipt
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
SLP – Special Limited Partnership

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2019 (Unaudited)

(a)	Non-income producing.

(b)	Illiquid Security. As of September 30, 2019 these securities amounted to $123,539,974 representing 74.69% of total net assets.

(c)	Level 3 security in accordance with fair value hierarchy.

(d)	Private Investment Company. As of September 30, 2019 these securities amounted to $69,935,903 representing 42.28% of total net assets.

(e)	Restricted Security. As of September 30, 2019 these securities amounted to $123,539,974 representing 74.69% of total net assets. Please refer to the Notes to the Schedule of Investments, subsection Investments in Restricted Securities.

(f)	Security fair valued using method determined in good faith by the Fair Value Committee designated by the Board of Trustees. As of September 30, 2019 these securities amounted to $88,364,816 representing 53.43% of total net assets.

(g)	Denotes an investment in an affiliated entity. Please refer to the Notes to the Schedule of Investments, subsection Investments in Affiliated Issuers.

(h)	Private Fund. As of September 30, 2019 these securities amounted to $33,472,787 representing 20.24% of total net assets.

(i)	Security is in default.

(j)	Represents the current rate as of September 30, 2019.

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Notes to the Schedule of Investments

September 30, 2019 (Unaudited)

Organization - Wildermuth Endowment Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and operates as an interval fund that offers to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund currently offers three different classes of shares: Class A, Class C, and Class I shares.

Investment Valuation – For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-U.S. dollar denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

If market quotations are not readily available, securities are valued at fair values as determined in good faith by the Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values, in accordance with the policies it has approved, to the Fair Value Committee, subject to Valuation Committee and ultimately Board oversight. The Fair Value Committee will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Valuation Committee and the Board will review any securities valued by the Fair Value Committee in accordance with the Fund’s valuation policies during these periodic reports.

Investments in private equity and private equity debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value based on payment history, market conditions, collateral of underlying debt and credit quality of borrower.

As a general matter, the fair value of the Fund’s interest in Investment Funds that are Commodity and Natural Resource Investments, Direct Real Estate Funds, Hedge Funds, High Yield Loans, Private Equity Funds, Private Equity Debt, Private Real Estate Funds, Non-Traded REITs and Real Estate Loans (“Non-Traded Funds”), will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by the Financial Accounting Standards Board (“FASB”), investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a fair value.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. Eastern Time. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations, as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Fund’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Fund’s Fair Valuation Committee on an ongoing basis as information becomes available but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Fund’s Board on a quarterly basis. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Fund determines its net asset value per share.

Generally accepted accounting principles in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of September 30, 2019:

			Fair Value Measurements at the End of the Reporting Period Using

Investment in Securities	Practical Expedient**		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common Stock*	$-		$22,979,484	$-	$-	$22,979,484
Exchange Traded Funds*	-		12,499,895	-	-	12,499,895
Commodity & Natural Resource Investments	1,925,913	(1)(7)(8)	-	-	5,592,343	7,518,256
Direct Real Estate	1,545,992	(2)(7)(8)	-	-	8,448,297	9,994,289
Hedge Funds	7,225,323	(3)(7)(8)	-	-	-	7,225,323
Private Equity	11,244,730	(4)(7)(9)	-	-	47,818,852	59,063,582
Private Equity Debt	-		-	-	13,251,346	13,251,346
Private Real Estate Investments	12,704,022	(5)(7)(10)	-	-	4,428,443	17,132,465
Public Real Estate Investments*	529,178	(6)(7)(8)	-	-	36,961	566,139
Real Estate Loans	-		-	-	7,612,175	7,612,175
Warrants	-		-	-	1,176,399	1,176,399
Short Term Investments	-		2,932,824	-	-	2,932,824
Total	$35,175,158		$38,412,203	$-	$88,364,816	$161,952,177

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

(1) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Kayne Anderson Energy Fund VII LP	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies.	N/A

(2) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Brookwood SFL Investor Co-Investment Vehicle, LLC	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate	N/A

(3) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Altegris Millennium Fund LP	Quarterly	Not Applicable	Capital Gains and Income	Multistrategy hedge fund	N/A
Condire Resource Partners LP	Quarterly	45 days	Capital Gains	Long/short mining and energy	12 months
CRC Bond Opportunity Trading Fund LP	Monthly	90 days	Capital Gains and Income	Opportunistic, event-driven credit fund focused on subordinated debt, preferred equity, and additional Tier 1 capital of banks and financial firms.	12 months
EJF Trust Preferred Fund LP	Not Applicable	Not Applicable	Capital Gains and Income	Event driven with focus on financials	3 years
Rosebrook Opportunities Fund LP	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	N/A
Tides Capital Gamma LP	Not Applicable	Not Applicable	Capital Appreciation	Highly concentrated in public equity positions - Small Cap	N/A

(4) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Abbot Secondary Opportunities LP	Not Applicable	Not Applicable	Capital Gains	Purchase private equity funds on secondary market	N/A
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	Not Applicable	Not Applicable	Capital Gains and Dividends	Luxembourg Limited Partnership by interest qualifying as an investment fund with variable capital – specialized investment fund	N/A
Committed Advisors Secondary Fund III	Not Applicable	Not Applicable	Capital Gains	Private equity fund with a global focus	N/A
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	Not Applicable	Not Applicable	Capital Gains and Dividends	Invests in equity of small depository institutions, including without limitation financial institutions that are impacted directly or indirectly by: (1) bank and thrift recapitalizations and/or restructurings; (2) merger and acquisition activity; and (3) government financial reform related policies.	N/A
Greenspring Opportunities V, LP	Not Applicable	Not Applicable	Capital Gains	Direct investments in growth stage companies	N/A
Madryn Health Partners LP	Not Applicable	Not Applicable	Capital Gains	Invests in commercial-stage healthcare companies	N/A
PineBridge Secondary Partners IV SLP	Not Applicable	Not Applicable	Capital Appreciation	Private equity fund of funds	N/A
Star Mountain Diversified Credit Income Fund III LP	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	N/A
Star Mountain Diversified Small Business Access Fund II LP	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	N/A

(5) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Broadstone Net Lease, Inc.	Quarterly	10 days	Capital Appreciation and Income	Real estate	N/A
Carlyle Europe Realty Fund, S.C.Sp	Not Applicable	Not Applicable	Capital Appreciation and Income	Primary focus is on large, more liquid Western European markets. Seek to invest at the intersection of hard asset and private equity.	N/A
Cygnus Property Fund V, LLC	Not Applicable	Not Applicable	Capital Gains and Current Income	Distressed debt/special situation and opportunistic real estate investments.	N/A
Harbert Seniors Housing Fund I LP	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	N/A
Harbert Seniors Housing Fund II LP	Quarterly	Not Applicable	Capital Appreciation and Income	Real Estate	N/A
PCG Select Series I LLC - Series A Preferred Stock	Not Applicable	Not Applicable	Income	Real estate loans	N/A
PRISA III Fund LP	Quarterly	15 days	Capital Appreciation and Income	Diversified value-add real estate portfolio that targets above average real estate returns.	N/A
RRA Credit Opportunity Fund LP	Not Applicable	Not Applicable	Current Income	Real estate backed lending	N/A
Shopoff Land Fund III	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	N/A
Stonehill Strategic Hotel Credit Opportunity Fund II LP	Not Applicable	Not Applicable	Current Income	Value added lending to hospitality assets	N/A
Walton Street Real Estate Fund VIII LP	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	N/A

(6) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Highlands REIT, Inc.	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate Investment Trust	N/A
Inventrust Properties Corp.	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate Investment Trust	N/A

(7)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(8)	These investments are domiciled in the United States.

(9)	These investments are domiciled in the United States with the exception of Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund which is comiciled in Luxembourg and and Committed Advisors Secondary Fund III which is domiciled in France.

(10)	These investments are domiciled in the United States with the exception of Carlyle Europe Realty Fund S.C.Sp. Which is domiciled in Luxembourg.

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis. There were no transfers into or out of Level 3 during the period ended September 30, 2019.

	Beginning balance January 1, 2019	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Conversions	Net realized gain (loss)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance September 30, 2019
Commodity & Natural Resource Investments	$5,644,811	$-	$-	$-	$-	$-	$(173,966)	$121,498	$5,592,343
Direct Real Estate	3,779,320	-	-	4,138,831	-	-	(35,821)	565,967	8,448,297
High Yield Loans	1,564,481	-	-	1,288,982	(2,028,414)	(763,517)	9,912	(71,444)	-
Private Equity	33,967,444	-	-	13,396,251	(5,439,024)	-	-	5,894,181	47,818,852
Private Equity Debt	4,073,118	-	-	7,636,489	(1,135,556)	37,112	-	2,640,183	13,251,346
Private Real Estate Investments	3,287,260	-	-	4,250,006	(3,193,145)	358,000	-	(273,678)	4,428,443
Public Real Estate Investments	173,991	-	-	-	(135,263)	12,547	(2,588)	(11,726)	36,961
Real Estate Loans	7,724,604	-	-	-	(112,429)	3,373	(6,830)	3,457	7,612,175
Warrants	736,973	-	-	-	-	-	-	439,426	1,176,399
	$60,952,002	$-	$-	$30,710,559	$(12,043,831)	$(352,485)	$(209,293)	$9,307,864	$88,364,816

The following is a summary of quantative information about significant unobservable valuation inputs determined by management for Level 3 Fair Measurements for investments held as of September 30, 2019:

Type of Level 3 Investment	Fair Value as of September 30, 2019	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Commodity & Natural Resource Investments	$1,636,309	Income Approach	NYMEX future strip for WTI crude oil	$46.09/bbl - $51.25/bbl	$49.63
			NYMEX future strip for Henry Hub gas	$1.10/MMBTU - $2.89/MMBTU	$1.38
			Discount Rate	10%-25%	11.80%
Direct Real Estate	$1,584,895	Income Approach	Discount Rate	20%	20%
Private Equity
Private Equity	$46,918,099	Income Approach	Growth Rate	4% - 678%	272.11%
Private Equity Debt	$8,669,918		Discount Rate	20%-40%	30.15%
Warrants	$1,176,399		Terminal Multiple	2.5x-6.5x	426%
		Guideline transaction comparison	Projected EBITDA mulitple	10x-12x	11x
			Discount Rate	20%	20%
			Control Discount	13%	13%
		Guideline company comparison	Projected revenue mulitple	1.04x-3x	2.1x
			LTM Revenue multiple	4.5x	4.5x
			Projected EBITDA mulitple	9x-10x	9.5x
			Discount Rate	20%	46%
		Option pricing method	Time to Liquidity	1-3	145%
			Volatility	46%-75.3%	66%
			Risk Free Rate	2.45%-2.98%	3%
		Market Yield Approach	Time to Liquidity	1	1
			LIBOR Swap Rate	2.76%	2.76%
			Credit Spread	7.25%	7.25%

The following is a summary of quantative information about significant unobservable valuation inputs not determined by management for Level 3 Fair Measurements for investments held as of September 30, 2019:

Type of Level 3 Investment	Fair Value as of September 30, 2019	Valuation Technique
Commodity & Natural Resource Investments	$3,956,034	Recent Transaction Value
Direct Real Estate	$6,863,402	Recent Transaction Value
Private Equity	$900,753	Recent Transaction Value
Private Equity Debt	$4,581,428	Face Value, Recent Transaction Value
Private Real Estate Investments	$4,428,443	Recent Transaction Value
Public Real Estate Investments	$36,961	Share Price
Real Estate Loans	$7,612,175	Face Value

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on September 30, 2019 is as follows:

Security	Initial Acquisition Date	Shares or Principal	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	-	1,079,530	1,281,967	0.78
Airport Center Development Partners, LLC	September 28, 2018	1,887,571	1,830,944	1,887,571	1.14
Altegris Millennium Fund LP	December 20, 2018	-	1,000,000	1,052,118	0.64
ARCTRUST, Inc.	June 30, 2016	95,075	1,041,740	1,361,478	0.82
Atlas Fintech Holdings Corp.	December 20, 2016	159	1,506,000	1,828,500	1.11
Atlas Fintech Holdings Corp. - Convertible Note	June 20, 2019	1,500,000	1,500,000	1,500,000	0.91
Atlas Fintech Holdings Corp., Excercise Price $13,000, Expiration Date	December 20, 2016	100	-	253,805	0.15
Atlas Fintech Holdings Corp., Excercise Price $14,950, Expiration Date	December 20, 2016	44	-	85,751	0.05
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	-	1,988,718	2,013,971	1.22
Broadstone Net Lease, Inc.	September 12, 2019	2,000,000	2,000,000	2,000,000	1.21
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	-	1,057,405	1,545,992	0.93
Carlyle Europe Realty Fund, S.C.Sp.	December 19, 2018	1,847,055	2,093,939	1,813,290	1.10
Casillas Petroleum Resource Partners, LLC	October 11, 2016	-	952,711	1,636,309	0.99
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,802,700	2.30
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	724,389	0.44
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	634,619	2,335,394	3,217,518	1.95
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	778,361	3,430,004	3,430,005	2.07
CM Funding, LLC	December 14, 2018	-	1,876,034	1,876,034	1.13
Committed Advisors Secondary Fund III	March 30, 2017	-	1,250,806	1,622,410	0.98
Condire Resource Partners LP	May 30, 2017	-	231,313	211,979	0.13
Cottonwood Residential, Inc.	February 17, 2015	101,470	-	10,147	0.01
Cottonwood Residential II, Inc.	June 12, 2019	157,812	3,000,006	3,056,818	1.85
CRC Bond Opportunity Trading Fund LP	June 7, 2019	-	2,500,000	2,612,395	1.58
Cygnus Property Fund V, LLC	October 30, 2018	-	1,959,903	1,800,887	1.09
Dog Wood Park of Northeast Florida, LLC	March 21, 2017	400,000	382,000	400,000	0.24
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	3,050,774	4,500,000	11,584,614	7.00
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	-	1,093,137	1,097,054	0.66
EJF Trust Preferred Fund LP	August 23, 2017	-	611,119	816,623	0.49

Security	Initial Acquisition Date	Shares or Principal	Cost	Fair Value	% of Net Assets
GigaPro, Inc.	August 8, 2019	6,785,282	6,630,852	6,424,034	3.88
GigaPro, Inc. – Secured Note	August 8, 2019	906,326	807,167	906,326	0.54
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	457,314	0.28
Gravity Ranch Fund I LP	June 13, 2017	-	500,000	474,717	0.29
Greenspring Opportunities V, LP	January 18, 2018	-	442,000	512,124	0.31
GT Operating Company, Inc.	July 3, 2018	1,741,602	1,663,230	1,741,602	1.05
Harbert Seniors Housing Fund I LP	February 24, 2017	-	1,153,727	1,417,581	0.85
Harbert Seniors Housing Fund II LP	September 10, 2019	-	366,551	366,551	0.22
Hauiki Hui, LLC	January 4, 2017	400,000	382,000	400,000	0.24
Highlands REIT, Inc.	April 28, 2016	136,771	34,827	47,870	0.03
Inventrust Properties Corp.	March 2, 2015	153,283	347,073	481,308	0.29
Kayne Anderson Energy Fund VII LP	September 12, 2016	-	1,702,195	1,925,913	1.16
LaGrange Senior Living, LLC	September 11, 2019	1,800,000	1,800,000	1,800,000	1.09
Level ATI HoldCo, LLC - Class A	September 10, 2018	-	1,690,000	2,894,496	1.75
Madryn Health Partners LP	September 28, 2018	-	1,430,078	1,484,915	0.90
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	3,500,000	2,870,000	1.74
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	-	2,821,452	1.71
Park City (PCG)	March 16, 2018	683,002	648,851	683,002	0.41
PCG Select Series I LLC - Series A Preferred Stock	June 23, 2016	-	621,555	621,555	0.38
Phillips Edison Grocery Center	February 3, 2016	3,330	25,114	36,961	0.02
PineBridge Secondary Partners IV SLP	September 19, 2017	-	1,007,971	1,145,022	0.69
Polara Builder II, LLC	June 15, 2018	-	4,741,225	5,063,402	3.06
PRISA III Fund LP	September 26, 2017	683	1,144,200	1,249,957	0.76
Rosebrook Opportunities Fund LP	February 2, 2017	-	1,668,649	1,761,375	1.06
RRA Credit Opportunity Fund LP	December 12, 2017	-	1,612,171	1,700,864	1.03
RS17 Rexburg Preferred LLC	September 21, 2017	-	970,000	1,584,895	0.96
Saratoga Springs Partners, LLC	May 5, 2017	500,000	477,738	500,000	0.30
Schweizer - RSG, LLC - Promissory Note	February 6, 2018	1,111,111	1,088,889	1,111,111	0.67
Schweizer RSG, LLC, Excercise Price $112.50, Expiration Date	February 6, 2018	1,442	-	15,270	0.01
Sequin, Inc. - Convertible Note	July 1, 2019	1,000,000	1,000,000	1,000,000	0.60
Shopoff Land Fund III LP	April 28, 2015	56	40,203	33,053	0.02
Star Mountain Diversified Credit Income Fund III LP	June 20, 2019	-	1,000,000	1,072,757	0.65
Star Mountain Diversified Small Business Access Fund II LP	June 2, 2017	-	904,475	1,014,510	0.61
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	753,858	753,858	1,005,789	0.61
Thunder Investment Partners, LLC	November 2, 2018	-	2,080,000	2,080,000	1.26
Tides Capital Gamma LP	November 30, 2018	-	1,000,000	770,833	0.47
Tout, Inc. - New Preferred Shares	June 2, 2018	412,968	426,291	412,968	0.25

Security	Initial Acquisition Date	Shares or Principal	Cost	Fair Value	% of Net Assets
Tout, Inc. - Promissory Note	March 25, 2019	4,763,592	2,100,483	4,763,592	2.88
Tout, Inc. - Promissory Note	June 6, 2019	896,357	728,840	896,357	0.54
Walton Street Real Estate Fund VIII LP	May 24, 2017	-	586,792	694,495	0.42
Waratek Ltd. - Promissory Note	March 25, 2019	1,500,000	1,500,000	1,500,000	0.91
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,828,103	1.71
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,622,006	2.19
Waratek, Ltd., Excercise Price 0.01 Euro, Expiration Date	June 5, 2018	388,869	-	821,573	0.50
Westgate at Powers, LLC	January 17, 2018	2,000,000	1,890,000	2,000,000	1.21
WG Pitts Caribbean, LLC	October 12, 2018	-	426,040	426,036	0.26
WG Pitts Caribbean, LLC - Promissory Note	October 12, 2018	2,000,000	1,573,960	1,573,960	0.95
			$101,625,216	$123,539,974

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2019 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases or Conversions	Sales or Conversions	Change in securities meeting the definition of an affiliated investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Value End of Period	Investment Income
Brookwood SFL Investor Co-Investment Vehicle, LLC	$1,551,334	$-	$-	$-	$61,502	$-	$(66,844)	$1,545,992	$-
Clear Guide Medical, Inc. - Convertible Note, 10.00%, 1/6/2020	1,032,487	-	(780,000)	-	(282,487)	30,000	-	$-	3,683
Clear Guide Medical, Inc. - Series A Preferred Stock(1)	3,802,700	-	-	-	-	-	-	3,802,700	-
Clear Guide Medical, Inc. - Series A-2 Preferred Stock(1)	724,389	-	-	-	-	-	-	724,389	-
Clear Guide Medical, Inc. - Series A-3 Preferred Stock(1)	688,328	1,835,394	-	-	693,796	-	-	3,217,518	-
Clearsense, LLC - Class C Preferred Shares	-	3,430,005	-	-	-	-	-	3,430,005	138,190
CM Funding, LLC(1)	2,050,000	-	-	-	-	-	(173,966)	1,876,034	154,421
Cygnus Property Fund V, LLC(1)	2,000,000	-	-	-	(159,016)	-	(40,097)	1,800,887	-
DSI Digital, LLC - Series A Convertible Preferred Units(1)	3,000,000	1,500,000	-	-	7,084,614	-	-	11,584,614	284,789
LaGrange Senior Living, LLC(1)	-	1,800,000	-	-	-	-	-	1,800,000	-
Level ATI HoldCo, LLC - Class A(1)	2,385,261	-	-	-	509,235	-	-	2,894,496	-
Polara Builder II, LLC(1)	2,471,990	2,338,831	-	-	288,402	-	(35,821)	5,063,402	380,310
Rosebrook Opportunities Fund LP(1)	1,283,000	-	-	-	640,537	-	(162,162)	1,761,375	-
RS17 Rexburg Preferred LLC(2)	1,307,330	-	-	(970,000)	(337,330)	-	-	-	213,314
RRA Credit Opportunity Fund LP	456,870	1,450,299	-	-	22,821	-	(229,126)	1,700,864	3,691
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/22/2028	15,270	-	-	-	-	-	-	15,270	-
Tides Capital Gamma LP(1)	856,821	-	-	-	(85,938)	-	-	770,883	-
Thunder Investment Partners, LLC(1)	2,080,000	-	-	-	-	-	-	2,080,000	173,238
Tout, Inc. - New Preferred Shares(2)	7,900,001	-	-	(5,865,315)	(2,034,686)	-	-	-	-
Waratek Ltd. - Series B-1 Shares	2,957,410	-	-	-	(129,307)	-	-	2,828,103	-
Waratek Ltd. - Series B-2 Shares	3,787,611	-	-	-	(165,605)	-	-	3,622,006	57,250
Waratek, Ltd. - Series B-1 Shares, Exercise Price 0.01 Euro, Expiration Date 01/22/2028	382,147	-	-	-	439,426	-	-	821,573	-
WG Pitts Caribbean, LLC(1)	426,036	-	-	-	-	-	-	426,036
	$41,158,985	$12,354,529	$(780,000)	$(6,835,315)	$6,545,964	$30,000	$(708,016)	$51,766,147	$1,408,886

(1)	Affliated investments for which ownership exceeds 25% of the Investment Fund's Capital.
(2)	Affiliated security as December 31, 2018, but no longer meeting the 5% ownership in voting securities definition for the period ended September 30, 2019. The inclusion in the table above is to provide the net change for affiliated securities as a whole. The security is held in the portolio, see the Schedule of Investments for the current value.

Federal Income Tax Information – At December 31, 2018, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$104,842,783
Gross unrealized appreciation	$21,852,476
Gross unrealized depreciation	(11,107,274)
Net unrealized appreciation on investments	$10,745,202

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in partnerships.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Fund

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date:	November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)

Date:	November 27, 2019

By:	/s/ Gerard Scarpati
Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	November 27, 2019

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)